Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-34985
Entity Registrant Name	Globus Maritime Limited
Entity Central Index Key	0001499780
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	128 Vouliagmenis Ave., 3rd Floor
Entity Address, City or Town	Glyfada, Attica
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74
Title of 12(b) Security	Common Shares, par value $0.004 per share, including the preferred stock purchase rights
Trading Symbol	GLBS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,582,301
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	128 Vouliagmenis Ave.
Entity Address, City or Town	Glyfada, Attica
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74
City Area Code	+30
Local Phone Number	210 960 8300
Contact Personnel Name	Athanasios Feidakis